Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Discounted bank acceptance notes	¥ 179,000	$ 25,212	¥ 200,000
Short-term Investments
Discounted bank acceptance notes	¥ 179,000		¥ 200,000
Maximum
Interest rate (as a percent)	1.90%	1.90%
Minimum
Interest rate (as a percent)	0.90%	0.90%